CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2017
Cash and cash equivalents [abstract]
Schedule of Cash and Cash Equivalents
	December 31,
	2017	2016

Cash for immediate withdrawal in USD	$2,609	$1,741
Cash equivalents in NIS bank deposit	-	1,170
Cash for immediate withdrawal in NIS	748	281
Cash for immediate withdrawal in Euro and other currencies	78	44

	$3,435	$3,236